Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Lease income—net investment in leases
Interest Income	¥ 18,574	¥ 17,385	¥ 54,536	¥ 51,698
Other	850	460	1,848	1,325
Lease income—operating leases	113,035	98,559	340,968	296,520
Total lease income	¥ 132,459	¥ 116,404	¥ 397,352	¥ 349,543